Subsequents Events - Schedule of adjusted basic and diluted net income (loss) per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income (loss) attributable to stockholder of Advantage Solutions Inc.	$ 35,949	$ 22,589	$ (23,163)	$ (35,207)	$ (21,172)	$ (1,157,332)	$ 386,405
Subsequent Event
Numerator:
Net income (loss) attributable to stockholder of Advantage Solutions Inc.	$ 35,949		$ (23,163)
Denominator:
As adjusted weighted-average number of Class A common stock shares outstanding, basic and diluted	313,425,182		313,425,182
Net income (loss) per share, as adjusted	$ 0.11		$ (0.07)